Financial Information for Parent Issuer, Guarantor Subsidiaries and Non-Guarantor Subsidiaries (Comprehensive Income Disclosures) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	$ 403	$ (6)	$ 534
Less: Comprehensive income attributable to noncontrolling interests	(1)	(5)	(12)
Comprehensive income attributable to Willis Group Holdings	402	(11)	522
Willis Group Holdings — the Parent Issuer
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	402	(11)	522
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	402	(11)	522
The Guarantors
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	462	69	565
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	462	69	565
Other
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	455	49	636
Less: Comprehensive income attributable to noncontrolling interests	(1)	(5)	(12)
Comprehensive income attributable to Willis Group Holdings	454	44	624
Consolidation, Eliminations [Member]
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income		(3)	(1,263)
Less: Comprehensive income attributable to noncontrolling interests		0	0
Comprehensive income attributable to Willis Group Holdings		(3)	(1,263)
Consolidation, Eliminations [Member] | Consolidating adjustments
Condensed Financial Statements, Captions [Line Items]
Comprehensive (loss) income	(916)	(113)	(1,189)
Less: Comprehensive income attributable to noncontrolling interests	0	0	0
Comprehensive income attributable to Willis Group Holdings	$ (916)	$ (113)	$ (1,189)